Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Wuhan Renhe [Member]
Related Party Transaction [Line Items]
Summary of changes in the amount due to related parties

	December 31,
	2016	2015
At beginning of year	$28,822,089	$322,388,060
Advances from the related party	-	28,463,394
Forgiveness of loan	-	(285,413,074)
Exchange difference adjustment	-	(36,616,291)
Repayment to the related company	28,822,089	-
At end of year	$-	$28,822,089

Renhe RE [Member]
Related Party Transaction [Line Items]
Summary of changes in the amount due to related parties
	December 31,
	2016	2015
At the beginning of year	$667,776	$-
Advances from the related party	-	667,776
Repayment to the related company	667,776	-
At end of year	$-	$667,776

Mr Zhao Weibin [Member]
Related Party Transaction [Line Items]
Summary of changes in the amount due to related parties
	December 31,
	2016	2015

At beginning of year	$126,516	$126,516
Exchange difference adjustment	(8,253)	-
At end of year	$118,263	$126,516

Mr Liu Xiangyao [Member]
Related Party Transaction [Line Items]
Summary of changes in the amount due to related parties

	December 31,
	2016	2015

At beginning of year	$2,428,731	$-
Advances from the director	29,720,658	2,428,731
Repayment to the director	(359,881)	-
Exchange difference adjustment	(37,549)	-
At end of year	$31,751,959	$2,428,731